Operating Leases (Details) - Schedule of components of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 214,959	$ 85,481	$ 50,244
Short-term lease costs
Total lease cost	$ 214,959	$ 85,481	$ 50,244